Feb-05-04 16:02 From- T-597 P.002/002 F-950

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Certnys

NYSE

04000597

1-9106

RECD S.E.C.
FEB 5 2004
1086

February 5, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
FEB 09 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Brandywine Realty Trust, Series D Cumulative Redeemable Preferred Shares of Beneficial Interest and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 5, 2004. Tentative listing date – Not yet determined.

Sincerely,

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